Retirement Benefits - Estimated Future Pension Benef Pmts (Details) $ in Millions	Dec. 31, 2016 USD ($)
U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
2017	$ 50.8
2018	50.9
2019	51.8
2020	51.5
2021	51.4
2022 through 2026	257.6
Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
2017	9.8
2018	9.9
2019	10.5
2020	12.3
2021	12.4
2022 through 2026	75.9
Total
Defined Benefit Plan Disclosure [Line Items]
2017	60.6
2018	60.8
2019	62.3
2020	63.8
2021	63.8
2022 through 2026	$ 333.5